Share capital - Schedule of Movements in Ordinary Shares, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)	266,821,844	252,160,087
Beginning Balance	$ (932,493)	$ (564,416)	$ (135,612)
Issuance of Ordinary Shares (in shares)			186,576,505
PIPE Financing (in shares)			17,493,000
Predecessor Earn Out Shares (in shares)			38,330,000
OACB Earn Out Shares (in shares)			1,250,000
SARs Settlement (in shares)			3,510,582
Settlement of related party loans with Ordinary Shares (in shares)			5,000,000
Capital contribution (in shares)	9,213,333	11,834,061
Vested earn-out shares (in shares)	0	0
Increase (decrease) in shares issued (in shares)	22,073,578
Conversion of convertible bonds	$ 263,969	$ 5,356	$ 16,034
Ending Balance (in shares)	301,805,677	266,821,844	252,160,087
Ending Balance	$ (412,771)	$ (932,493)	$ (564,416)
Predecessor Ordinary Shares
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)			13,481,799
Elimination of Predecessor Ordinary Shares (in shares)			(13,481,799)
Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	1,718,845	2,479,962
Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	419,660	553,552
RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	1,549,290	838,919
Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	9,127
SARs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)		(1,044,737)
Share capital
Issue of Shares Capital [Roll Forward]
Beginning Balance	$ 2,279	$ 2,126	$ 135
Elimination of Predecessor Ordinary Shares (Note 1.1)			(135)
Issuance of Ordinary Shares (Note 1.1)			1,866
PIPE Financing (Note 1.1)			175
SARs Settlement			35
Settlement of related party loans with Ordinary Shares			50
Capital contribution	92	118
Vested earn-out shares	198	6
Conversion of convertible bonds	221
Ending Balance	2,826	2,279	2,126
Share capital | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	17	25
Share capital | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	4	6
Share capital | RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	15	8
Share capital | Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	0
Share capital | SARs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued		(10)
Share premium
Issue of Shares Capital [Roll Forward]
Beginning Balance	1,229,690	1,058,432	1,000,118
Elimination of Predecessor Ordinary Shares (Note 1.1)			135
Issuance of Ordinary Shares (Note 1.1)			63,169
PIPE Financing (Note 1.1)			174,755
Transaction costs arising on share issue			(5,562)
Predecessor Earn Out Shares (Note 1.1)			(227,500)
OACB Earn Out Shares (Note 1.1)			(9,100)
SARs Settlement			30,267
Settlement of related party loans with Ordinary Shares			32,150
Capital contribution	144,547	132,618
Vested earn-out shares	310,703	8,300
Conversion of convertible bonds	285,139
Ending Balance	2,007,058	1,229,690	1,058,432
Share premium | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	24,293	27,159
Share premium | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	6,691	7,612
Share premium | RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	5,890	5,095
Share premium | Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	105
Share premium | SARs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued		(9,526)
Issued capital and share premium
Issue of Shares Capital [Roll Forward]
Beginning Balance	1,231,969	1,060,558	1,000,253
Elimination of Predecessor Ordinary Shares (Note 1.1)			0
Issuance of Ordinary Shares (Note 1.1)			65,035
PIPE Financing (Note 1.1)			174,930
Transaction costs arising on share issue			(5,562)
Predecessor Earn Out Shares (Note 1.1)			(227,500)
OACB Earn Out Shares (Note 1.1)			(9,100)
SARs Settlement			30,302
Settlement of related party loans with Ordinary Shares			32,200
Capital contribution	144,639	132,736
Vested earn-out shares	310,901	8,306
Conversion of convertible bonds	285,360
Ending Balance	2,009,884	1,231,969	$ 1,060,558
Issued capital and share premium | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	24,310	27,184
Issued capital and share premium | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	6,695	7,618
Issued capital and share premium | RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	5,905	5,103
Issued capital and share premium | Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	$ 105
Issued capital and share premium | SARs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued		$ (9,536)